SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling, general and administrative, research and development expense (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Selling expense	$ 451,145	$ 229,092	$ 445,154
General and administrative expense	3,770,496	1,396,655	1,366,888
Research and development expense	528,099	467,363	272,073
Total	$ 4,749,740	$ 2,093,110	$ 2,084,115